Ordinary Shares - Additional Information (Details) ¥ / shares in Units, ¥ in Thousands			2 Months Ended			4 Months Ended	12 Months Ended
	Mar. 21, 2024 CNY (¥) ¥ / shares shares	Nov. 01, 2021 USD ($)	Feb. 28, 2025 CNY (¥) shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Sep. 04, 2024 USD ($)	Sep. 21, 2023 USD ($)	Sep. 29, 2022 USD ($)
Class Of Stock [Line Items]
Issuance of Class B ordinary shares | ¥							¥ 22,388
Share repurchase | ¥							¥ 1,070	¥ 51,393	¥ 33,948
American Depositary Shares | Share Repurchase Program in November 2021
Class Of Stock [Line Items]
Stock repurchase program, period		12 months
American Depositary Shares | Share Repurchase Program in September 2022
Class Of Stock [Line Items]
Stock repurchase program, period					12 months
Stock repurchase program, shares repurchased									613,564
American Depositary Shares | Share Repurchase Program in September 2023
Class Of Stock [Line Items]
Stock repurchase program, period				12 months
Stock repurchase program, shares repurchased								2,112,724
American Depositary Shares | Share Repurchase Program in September 2024
Class Of Stock [Line Items]
Stock repurchase program, period						12 months
Stock repurchase program, shares repurchased							78,438
American Depositary Shares | Share Repurchase Program in September 2024 | Subsequent Event
Class Of Stock [Line Items]
Stock repurchase program, shares repurchased			35,907
Class A Ordinary Shares
Class Of Stock [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture							2,426,347	5,555,796	10,081,834
Class A Ordinary Shares | Share Repurchase Program in November 2021 | Maximum
Class Of Stock [Line Items]
Amount of stock repurchase plan authorized. | $		$ 10,000,000
Class A Ordinary Shares | Share Repurchase Program in September 2022
Class Of Stock [Line Items]
Share repurchase | ¥									¥ 33,948
Stock repurchase program, shares repurchased									30,678,200
Class A Ordinary Shares | Share Repurchase Program in September 2022 | Maximum
Class Of Stock [Line Items]
Amount of stock repurchase plan authorized. | $												$ 10,000,000
Class A Ordinary Shares | Share Repurchase Program in September 2023
Class Of Stock [Line Items]
Share repurchase | ¥								¥ 51,393
Stock repurchase program, shares repurchased								105,636,192
Class A Ordinary Shares | Share Repurchase Program in September 2023 | Maximum
Class Of Stock [Line Items]
Amount of stock repurchase plan authorized. | $											$ 10,000,000
Class A Ordinary Shares | Share Repurchase Program in September 2024
Class Of Stock [Line Items]
Share repurchase | ¥							¥ 1,070
Stock repurchase program, shares repurchased							3,921,900
Class A Ordinary Shares | Share Repurchase Program in September 2024 | Subsequent Event
Class Of Stock [Line Items]
Share repurchase | ¥			¥ 461
Stock repurchase program, shares repurchased			1,795,350
Class A Ordinary Shares | Share Repurchase Program in September 2024 | Maximum
Class Of Stock [Line Items]
Amount of stock repurchase plan authorized. | $										$ 10,000,000
Class B Ordinary Shares
Class Of Stock [Line Items]
Subscription price | ¥ / shares	¥ 0.0532
Issuance of Class B ordinary shares, Shares	58,453,168
Issuance of Class B ordinary shares | ¥	¥ 22,388
Number of trading days	30 days